REPORTING ENTITY - Sale of BAC Holding - Textual (Details) - COP ($) $ / shares in Units, $ in Millions					12 Months Ended
	Mar. 17, 2023	Dec. 19, 2022	Dec. 14, 2022	Mar. 31, 2022	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Value issuance of shares					$ 1,655,855
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Share price (in dollar per share)			$ 293
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in associate				25.00%
Percentage of investment in associates ceased and recognized as financial assets		4.11%	4.11%
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Number shares sold			9,030,424,454
Value issuance of shares			$ 2,645,914
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage Of Spin Off				75.00%
Percentage of equity interests sold (as a percent)	4.11%